Trade and Other Receivables - Schedule of Aging of Gross Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 1,117	$ 1,195
Current-30 days [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	884	946
Past due 31-60 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	55	72
Past due 61-90 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	33	42
Past due 91-180 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	85	52
Past due >180 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 60	$ 83